Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Expense (Benefit) at Canadian Statutory Rate	$ (3,769)	$ (1,470)
Donations	122	61
Change in valuation allowance	3,647	1,409
Total Income Tax Expense (Benefit)	$ 0	$ 0